Dividends - Summary of dividends per share (Detail)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 £ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 £ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 £ / shares	Dec. 31, 2020 $ / shares
Rio Tinto plc
Disclosure of Dividends [Line Items]
Final dividends per share (in currency per share) | (per share)	$ 7.460	£ 5.739		$ 9.630	£ 6.928		$ 3.860	£ 2.972
Rio Tinto Limited
Disclosure of Dividends [Line Items]
Final dividends per share (in currency per share)			$ 10.465			$ 12.771			$ 5.662
Final Dividends
Disclosure of Dividends [Line Items]
Final dividends per share (in currency per share)	2.250			4.170			3.090
Final Dividends | Rio Tinto plc
Disclosure of Dividends [Line Items]
Previous year dividends per share paid in the year (in currency per share) | (per share)	4.170	3.067		3.090	2.219		2.310	1.775
Interim dividends per share paid in the year (in currency per share) | (per share)	$ 2.670	£ 2.216		$ 3.760	£ 2.708		$ 1.550	£ 1.197
Final Dividends | Rio Tinto Limited
Disclosure of Dividends [Line Items]
Franked final dividend percentage	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Franked interim dividend percentage	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Previous year dividends per share paid in the year (in currency per share)			$ 5.770			$ 3.975			$ 3.497
Interim dividends per share paid in the year (in currency per share)			$ 3.837			$ 5.094			$ 2.165
Special Dividends
Disclosure of Dividends [Line Items]
Final dividends per share (in currency per share)	$ 0			$ 0.620			$ 0.930
Special Dividends | Rio Tinto plc
Disclosure of Dividends [Line Items]
Previous year dividends per share paid in the year (in currency per share) | (per share)	0.620	£ 0.456		0.930	£ 0.668		0	£ 0
Interim dividends per share paid in the year (in currency per share) | (per share)	$ 0	£ 0		$ 1.850	£ 1.333		$ 0	£ 0
Special Dividends | Rio Tinto Limited
Disclosure of Dividends [Line Items]
Franked final dividend percentage	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Franked interim dividend percentage	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Previous year dividends per share paid in the year (in currency per share)			$ 0.858			$ 1.196			$ 0
Interim dividends per share paid in the year (in currency per share)			$ 0			$ 2.506			$ 0